FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company's financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2021 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$13,545	$—	$13,545
Equity securities (FVOCI)	244,876	24,074	—	268,950
Share purchase warrants (FVPL)	—	74,559	—	74,559
Fair value of derivative financial instruments	—	12,305	—	12,305
Total financial assets	$244,876	$124,483	$—	$369,359
Financial liabilities:
Fair value of derivative financial instruments	$—	$22,089	$—	$22,089
Total financial liabilities	$—	$22,089	$—	$22,089

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2020 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$11,867	$—	$11,867
Equity securities (FVOCI)	255,316	27,040	—	282,356
Share purchase warrants (FVPL)	—	92,747	—	92,747
Fair value of derivative financial instruments	—	35,516	—	35,516
Total financial assets	$255,316	$167,170	$—	$422,486
Financial liabilities:
Fair value of derivative financial instruments	$—	$904	$—	$904
Total financial liabilities	$—	$904	$—	$904